Segment information - Unallocated expenses (Details) - Reportable Segments - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Segment Information
Unallocated expenses	₨ (5,719,112)	₨ (10,907,467)	₨ (10,342,290)
Less: customer inducement and acquisition costs	1,486,370	3,571,451
Total unallocated expenses	₨ (4,232,742)	₨ (7,336,016)	₨ (10,342,290)